Employee benefits - Employee benefits - Benefits to be paid by maturities (Details) € in Millions	Dec. 31, 2023 EUR (€)
Not later than one year [member]
Document Information [Line Items]
Post-employment benefits	€ 88
Other long-term benefits	626
Total employee benefits	714
Later than one year and not later than two years [member]
Document Information [Line Items]
Post-employment benefits	53
Other long-term benefits	562
Total employee benefits	614
Later than two years and not later than three years [member]
Document Information [Line Items]
Post-employment benefits	58
Other long-term benefits	453
Total employee benefits	510
Later than three years and not later than four years [member]
Document Information [Line Items]
Post-employment benefits	88
Other long-term benefits	324
Total employee benefits	411
Later than four years and not later than five years [member]
Document Information [Line Items]
Post-employment benefits	111
Other long-term benefits	132
Total employee benefits	243
Later than five years [member]
Document Information [Line Items]
Post-employment benefits	2,701
Other long-term benefits	30
Total employee benefits	2,732
French part-time for seniors plans | Not later than one year [member]
Document Information [Line Items]
Other long-term benefits	534
French part-time for seniors plans | Later than one year and not later than two years [member]
Document Information [Line Items]
Other long-term benefits	478
French part-time for seniors plans | Later than two years and not later than three years [member]
Document Information [Line Items]
Other long-term benefits	392
French part-time for seniors plans | Later than three years and not later than four years [member]
Document Information [Line Items]
Other long-term benefits	282
French part-time for seniors plans | Later than four years and not later than five years [member]
Document Information [Line Items]
Other long-term benefits	120
French part-time for seniors plans | Later than five years [member]
Document Information [Line Items]
Other long-term benefits	€ 20